Offsets	Jul. 28, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Uxin Ltd
Form or Filing Type	F-3
File Number	333-259199
Initial Filing Date	Aug. 31, 2021
Fee Offset Claimed	$ 65,080.42
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A ordinary shares, par value US$0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	1,296,099,910
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 702,054,117.92
Termination / Withdrawal Statement	The registrant previously registered 1,325,226,124 Class A ordinary shares, par value US$0.0001 per share, by means of a 424(b)(5) prospectus supplement dated December 7, 2021 (the “2021 Prospectus Supplement”), pursuant to a Registration Statement on Form F-3/ASR (Registration No. 333-259199), filed with the Securities and Exchange Commission on August 31, 2021. In connection with the filing of the 2021 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of US$66,542.92. The underlying offerings of the Form F-3/ASR were effectively terminated on September 13, 2022.Pursuant to Rule 457(p) under the Securities Act, registration fees of US$65,080.42 that have already been paid and remain unused with respect to the 1,296,099,910 Class A ordinary shares that were previously registered pursuant to the 2021 Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this Form F-3, and the registrant is applying such fees toward the payment of the registration fee for the offer and sale of securities registered hereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Uxin Ltd
Form or Filing Type	R 424
File Number	333-259199
Filing Date	Dec. 07, 2021
Fee Paid with Fee Offset Source	$ 66,542.92